Loan (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	$ 2,010,856
Pass [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	1,967,657
Special Mention [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	6,157
Substandard [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	37,042
Doubtful [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total
Total commercial real estate [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	306,318
Total commercial real estate [Member] | Pass [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	301,260
Total commercial real estate [Member] | Special Mention [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	485
Total commercial real estate [Member] | Substandard [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	4,573
Total commercial real estate [Member] | Doubtful [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total
Total commercial real estate [Member] | Non-owner occupied commercial real estate [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	181,065
Total commercial real estate [Member] | Non-owner occupied commercial real estate [Member] | Pass [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	180,080
Total commercial real estate [Member] | Non-owner occupied commercial real estate [Member] | Special Mention [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total
Total commercial real estate [Member] | Non-owner occupied commercial real estate [Member] | Substandard [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	985
Total commercial real estate [Member] | Non-owner occupied commercial real estate [Member] | Doubtful [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total
Total commercial real estate [Member] | Other commercial C&D [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	55,967
Total commercial real estate [Member] | Other commercial C&D [Member] | Pass [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	55,394
Total commercial real estate [Member] | Other commercial C&D [Member] | Special Mention [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	325
Total commercial real estate [Member] | Other commercial C&D [Member] | Substandard [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	248
Total commercial real estate [Member] | Other commercial C&D [Member] | Doubtful [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total
Total commercial real estate [Member] | Multifamily commercial real estate [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	27,078
Total commercial real estate [Member] | Multifamily commercial real estate [Member] | Pass [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	26,760
Total commercial real estate [Member] | Multifamily commercial real estate [Member] | Special Mention [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total
Total commercial real estate [Member] | Multifamily commercial real estate [Member] | Substandard [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	318
Total commercial real estate [Member] | Multifamily commercial real estate [Member] | Doubtful [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total
Total commercial real estate [Member] | 1-4 family residential C&D [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	42,208
Total commercial real estate [Member] | 1-4 family residential C&D [Member] | Pass [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	39,026
Total commercial real estate [Member] | 1-4 family residential C&D [Member] | Special Mention [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	160
Total commercial real estate [Member] | 1-4 family residential C&D [Member] | Substandard [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	3,022
Total commercial real estate [Member] | 1-4 family residential C&D [Member] | Doubtful [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total
Total commercial [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	1,010,600
Total commercial [Member] | Pass [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	986,410
Total commercial [Member] | Special Mention [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	4,423
Total commercial [Member] | Substandard [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	19,767
Total commercial [Member] | Doubtful [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total
Total commercial [Member] | Owner occupied commercial real estate [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	556,025
Total commercial [Member] | Owner occupied commercial real estate [Member] | Pass [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	548,506
Total commercial [Member] | Owner occupied commercial real estate [Member] | Special Mention [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	2,953
Total commercial [Member] | Owner occupied commercial real estate [Member] | Substandard [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	4,566
Total commercial [Member] | Owner occupied commercial real estate [Member] | Doubtful [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total
Total commercial [Member] | Commercial and industrial [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	454,575
Total commercial [Member] | Commercial and industrial [Member] | Pass [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	437,904
Total commercial [Member] | Commercial and industrial [Member] | Special Mention [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	1,470
Total commercial [Member] | Commercial and industrial [Member] | Substandard [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	15,201
Total commercial [Member] | Commercial and industrial [Member] | Doubtful [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total
Total consumer [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	653,458
Total consumer [Member] | Pass [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	639,556
Total consumer [Member] | Special Mention [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	1,200
Total consumer [Member] | Substandard [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	12,702
Total consumer [Member] | Doubtful [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total
Total consumer [Member] | 1-4 family residential [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	260,849
Total consumer [Member] | 1-4 family residential [Member] | Pass [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	256,805
Total consumer [Member] | 1-4 family residential [Member] | Special Mention [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	313
Total consumer [Member] | 1-4 family residential [Member] | Substandard [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	3,731
Total consumer [Member] | 1-4 family residential [Member] | Doubtful [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total
Total consumer [Member] | Home equity [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	284,097
Total consumer [Member] | Home equity [Member] | Pass [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	274,827
Total consumer [Member] | Home equity [Member] | Special Mention [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	777
Total consumer [Member] | Home equity [Member] | Substandard [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	8,493
Total consumer [Member] | Home equity [Member] | Doubtful [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total
Total consumer [Member] | Consumer [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	108,512
Total consumer [Member] | Consumer [Member] | Pass [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	107,924
Total consumer [Member] | Consumer [Member] | Special Mention [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	110
Total consumer [Member] | Consumer [Member] | Substandard [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	478
Total consumer [Member] | Consumer [Member] | Doubtful [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total
Other [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	40,480
Other [Member] | Pass [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	40,431
Other [Member] | Special Mention [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total	49
Other [Member] | Substandard [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total
Other [Member] | Doubtful [Member]
Loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings
Total